PROPERTY, PLANT, AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 1,097,773,572	$ 872,388,811	$ 798,221,259
Additions	261,861,208	290,170,447	197,500,539
Additions to rights of use	14,866,967	12,348,946	25,119,021
Expropriations	(6,527,380)	(8,133,371)
Disposals			(1,949,413)
Depreciation expense	(133,812,966)	(126,972,552)	(96,721,061)
Amortization	(15,610,664)	(16,452,010)	(11,005,033)
Increase (decrease) in foreign currency exchange	(30,358,123)	101,407,226	(25,158,783)
Other increase (decrease)	(8,807,355)	(26,983,925)	(13,617,718)
Total movements	81,611,687	225,384,761	74,167,552
Ending balance	1,179,385,259	1,097,773,572	872,388,811
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	128,215,798	96,126,388	49,169,567
Additions	153,726,539	176,217,015	100,905,107
Transfers between property, plant and equipment items	(212,563,731)	(134,329,091)	(57,285,699)
Increase (decrease) in foreign currency exchange	2,574,353	13,620,466	95,202
Other increase (decrease)	(906,911)	(23,418,980)	3,242,211
Total movements	(57,169,750)	32,089,410	46,956,821
Ending balance	71,046,048	128,215,798	96,126,388
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	123,895,947	115,737,432	104,906,878
Additions	6,833,918		11,316,009
Expropriations	(1,304,279)	(127,759)
Transfers between property, plant and equipment items	42,192,551	3,713,656
Increase (decrease) in foreign currency exchange	(2,319,084)	4,572,618	(485,959)
Other increase (decrease)			504
Total movements	45,403,106	8,158,515	10,830,554
Ending balance	169,299,053	123,895,947	115,737,432
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	282,725,078	225,632,198	220,452,589
Additions	1,937,584	4,864,795	1,266,472
Expropriations	(180,482)	(833,890)
Disposals			(6,707)
Transfers between property, plant and equipment items	39,191,443	43,572,212	9,985,619
Depreciation expense	(12,198,794)	(10,722,943)	(9,175,999)
Increase (decrease) in foreign currency exchange	(7,956,750)	20,338,726	(4,295,531)
Other increase (decrease)	(75,050)	(126,020)	7,405,755
Total movements	20,717,951	57,092,880	5,179,609
Ending balance	303,443,029	282,725,078	225,632,198
Plant and equipment, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	278,535,376	214,975,672	194,082,859
Additions	34,166,824	22,486,660	37,341,985
Expropriations	(18,737)	(297,450)
Disposals			(292,766)
Transfers between property, plant and equipment items	106,172,216	62,388,806	21,285,201
Depreciation expense	(43,527,400)	(38,015,053)	(29,999,476)
Increase (decrease) in foreign currency exchange	(5,999,481)	13,733,575	(2,173,388)
Other increase (decrease)	(2,890,860)	3,263,166	(5,268,743)
Total movements	87,902,562	63,559,704	20,892,813
Ending balance	366,437,938	278,535,376	214,975,672
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	10,659,603	9,422,508	7,735,547
Additions	1,821,997	2,277,835	1,081,074
Expropriations	(332,071)	(7,002)
Disposals			(1,365)
Transfers between property, plant and equipment items	3,249,288	2,145,890	2,279,728
Depreciation expense	(3,866,130)	(3,989,250)	(3,048,237)
Increase (decrease) in foreign currency exchange	(258,483)	1,036,332	311,883
Other increase (decrease)	134,506	(226,710)	1,063,878
Total movements	749,107	1,237,095	1,686,961
Ending balance	11,408,710	10,659,603	9,422,508
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	27,740,533	15,531,067	25,741,063
Additions	228,399	304,637	6,248
Expropriations	(1,129)	(118,918)
Transfers between property, plant and equipment items	2,064,175	8,391,578	2,148,709
Depreciation expense	(3,178,635)	(3,348,747)	(1,903,192)
Increase (decrease) in foreign currency exchange	(2,991,300)	6,980,916	(3,243,921)
Other increase (decrease)			(7,217,840)
Total movements	(3,878,490)	12,209,466	(10,209,996)
Ending balance	23,862,043	27,740,533	15,531,067
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	35,229,063	33,251,614	31,158,954
Additions	5,346,923	8,265,490	3,804,000
Expropriations	(507,330)	(480,928)
Disposals			(42,333)
Transfers between property, plant and equipment items	6,584,016	1,094,118	2,511,373
Depreciation expense	(7,075,795)	(6,710,478)	(5,692,021)
Increase (decrease) in foreign currency exchange	(75,085)	(506,611)	898,032
Other increase (decrease)	73,771	315,858	613,609
Total movements	4,346,500	1,977,449	2,092,660
Ending balance	39,575,563	35,229,063	33,251,614
Leasehold improvements, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	84,036	69,034	80,186
Additions	3,979	9,867	22,935
Expropriations	(77,551)
Transfers between property, plant and equipment items	14,303	48,874
Depreciation expense	(29,917)	(31,229)	(46,176)
Increase (decrease) in foreign currency exchange	1,483	(12,929)	4,474
Other increase (decrease)	39,272	419	7,615
Total movements	(48,431)	15,002	(11,152)
Ending balance	35,605	84,036	69,034
Others
PROPERTY, PLANT AND EQUIPMENT
Opening balance	175,569,044	128,351,543	144,297,623
Additions	57,682,883	75,744,148	41,756,709
Expropriations	(2,613,192)	(6,204,638)
Disposals			(1,431,798)
Transfers between property, plant and equipment items	12,460,788	13,194,706	18,399,131
Depreciation expense	(63,936,295)	(64,154,852)	(46,855,960)
Increase (decrease) in foreign currency exchange	(11,247,906)	35,646,625	(16,326,501)
Other increase (decrease)	(5,027,217)	(7,008,488)	(11,487,661)
Total movements	(12,680,939)	47,217,501	(15,946,080)
Ending balance	162,888,105	175,569,044	128,351,543
Rights-of-use, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	35,119,094	33,291,355	20,595,993
Additions	112,162
Additions to rights of use	14,866,967	12,348,946	25,119,021
Expropriations	(1,492,609)	(62,786)
Disposals			(174,444)
Transfers between property, plant and equipment items	634,951	(220,749)	675,938
Amortization	(15,610,664)	(16,452,010)	(11,005,033)
Increase (decrease) in foreign currency exchange	(2,085,870)	5,997,508	56,926
Other increase (decrease)	(154,866)	216,830	(1,977,046)
Total movements	(3,729,929)	1,827,739	12,695,362
Ending balance	$ 31,389,165	$ 35,119,094	$ 33,291,355